Concentrations of Credit Risks (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($)
Third party lender | Credit service program (CSO Program)
Concentration of credit risks
Total gross finance receivables for which accrual for third-party lender losses has been recorded	$ 34,144	$ 36,967
Finance receivables
Concentration of credit risks
Number of states in which customers are living | item	33
Finance receivables | Geographic concentration risk
Concentration of credit risks
Balance Outstanding	$ 89,808
Percentage of Total Outstanding	100.00%
Finance receivables | Geographic concentration risk | Alabama
Concentration of credit risks
Balance Outstanding	$ 10,328
Percentage of Total Outstanding	11.50%
Finance receivables | Geographic concentration risk | Arizona
Concentration of credit risks
Balance Outstanding	$ 10,058
Percentage of Total Outstanding	11.20%
Finance receivables | Geographic concentration risk | California
Concentration of credit risks
Balance Outstanding	$ 27,302
Percentage of Total Outstanding	30.40%
Finance receivables | Geographic concentration risk | Mississippi
Concentration of credit risks
Balance Outstanding	$ 6,825
Percentage of Total Outstanding	7.60%
Finance receivables | Geographic concentration risk | Virginia
Concentration of credit risks
Balance Outstanding	$ 10,328
Percentage of Total Outstanding	11.50%
Finance receivables | Geographic concentration risk | Other retail segment states
Concentration of credit risks
Balance Outstanding	$ 19,578
Percentage of Total Outstanding	21.80%
Finance receivables | Geographic concentration risk | Other Internet Segment States
Concentration of credit risks
Balance Outstanding	$ 5,389
Percentage of Total Outstanding	6.00%
Short-term consumer loans | Third party lender | Ohio credit service program (CSO Program)
Concentration of credit risks
Total gross finance receivables for which accrual for third-party lender losses has been recorded	$ 30,490	31,341
Short-term consumer loans | Third party lender | Texas credit service program (CSO Program)
Concentration of credit risks
Total gross finance receivables for which accrual for third-party lender losses has been recorded	3,351	4,460
Medium-term consumer loans | Third party lender | Ohio credit service program (CSO Program)
Concentration of credit risks
Total gross finance receivables for which accrual for third-party lender losses has been recorded	$ 303	1,166
Predecessor | Finance receivables | Geographic concentration risk
Concentration of credit risks
Balance Outstanding		$ 113,368
Percentage of Total Outstanding		100.00%
Predecessor | Finance receivables | Geographic concentration risk | Alabama
Concentration of credit risks
Balance Outstanding		$ 12,808
Percentage of Total Outstanding		11.30%
Predecessor | Finance receivables | Geographic concentration risk | Arizona
Concentration of credit risks
Balance Outstanding		$ 11,994
Percentage of Total Outstanding		10.60%
Predecessor | Finance receivables | Geographic concentration risk | California
Concentration of credit risks
Balance Outstanding		$ 39,835
Percentage of Total Outstanding		35.10%
Predecessor | Finance receivables | Geographic concentration risk | Mississippi
Concentration of credit risks
Balance Outstanding		$ 7,409
Percentage of Total Outstanding		6.50%
Predecessor | Finance receivables | Geographic concentration risk | Virginia
Concentration of credit risks
Balance Outstanding		$ 12,018
Percentage of Total Outstanding		10.60%
Predecessor | Finance receivables | Geographic concentration risk | Other retail segment states
Concentration of credit risks
Balance Outstanding		$ 19,696
Percentage of Total Outstanding		17.40%
Predecessor | Finance receivables | Geographic concentration risk | Other Internet Segment States
Concentration of credit risks
Balance Outstanding		$ 9,608
Percentage of Total Outstanding		8.50%